Disclosure of prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Prepaid expenses	$ 1,352	$ 1,008
Foreign exchange forward contracts designated as cash flow hedges	550	84
Loyalty reward currencies	58	162
Income tax receivable	457	176
Current portion of deferred costs	3	45
Prepaid expenses and current portion of other assets	2,420	1,475
Non-current portion of deferred costs	0	3
Non-current portion of loyalty reward currencies	2,661	2,712
Other assets	$ 2,661	$ 2,715